Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	Automatic Data Processing, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-5397
Entity Tax Identification Number	22-1467904
Entity Address Address Line 1	One ADP Boulevard
Entity Address City Or Town	Roseland
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07068
City Area Code	973
Local Phone Number	974-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 Par Value (voting)
Trading Symbol	ADP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000008670
Amendment Flag	false